Advance to suppliers (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Advance to suppliers	¥ 3,898	$ 599	¥ 6,043
Advance to suppliers - long term, net	¥ 1,570	$ 241	¥ 1,861